POST RETIREMENT BENEFIT PLAN - Obligations and Funded Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligation
Benefit obligation at beginning of year	$ 7,421	$ 4,572
Service cost	138	91
Interest cost	292	351
Plan participants' contributions	266	(105)
Actuarial (gain) loss	(343)	2,616
Benefits paid	(5,220)	(314)
Amendments	(52)	0
Benefit obligation at end of year	2,313	7,421
Change in plan assets
Fair value of plans assets at beginning of year	0	0
Employer contribution	77	(209)
Plan participants' contributions	266	(105)
Benefits paid	(343)	(314)
Fair value of plan assets at end of year	0	0
Reconciliation of funded status to benefit costs recognized
Projected benefit obligation, end of year	(2,313)	(7,421)
Fair value of assets, end of year	0	0
Funded status, end of year	(2,313)	(7,421)
Unrecognized prior service cost	(52)	0
Unrecognized net loss/(gain)	(2,490)	2,920
Prepaid/(accrued) benefit cost	$ (4,855)	$ (4,501)